Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended				3 Months Ended	5 Months Ended
	Mar. 31, 2023	Dec. 31, 2021	Jul. 31, 2020	Jun. 30, 2020	Mar. 31, 2023	Jul. 27, 2023	Mar. 01, 2023	Jun. 01, 2020	May 31, 2019
Subsequent Event [Line Items]
Temporary equity stock issued during the period shares new issues			2,232,143
Temporary equity issue price per share		$ 2.78						$ 2.24	$ 1
Proceeds from redeemable convertible preferred stock				$ 45.5
Series B-2 Preferred Stock [Member]
Subsequent Event [Line Items]
Temporary equity issue price per share		$ 2.78
Proceeds from redeemable convertible preferred stock		$ 12.5
Collaboration And License Agreement [Member] | Genevant [Member]
Subsequent Event [Line Items]
Payment upon execution of the agreement	$ 2.5
Collaboration And License Agreement [Member] | Commercial Milestone [Member] | Genevant [Member]
Subsequent Event [Line Items]
Milestone payment receivable							$ 57.0
Subsequent Event [Member] | Series B-2 Preferred Stock [Member]
Subsequent Event [Line Items]
Temporary equity stock issued during the period shares new issues					16,366,905
Temporary equity issue price per share							$ 2.78
Proceeds from redeemable convertible preferred stock					$ 45.5
Subsequent Event [Member] | Merger Agreement And Preclosing Financing [Member]
Subsequent Event [Line Items]
Common stock subscribed but not issued value							$ 117.3
Subsequent Event [Member] | Collaboration And License Agreement [Member] | Genevant [Member]
Subsequent Event [Line Items]
Payment upon execution of the agreement	$ 2.5
Aggregate payment made						$ 2.8
Subsequent Event [Member] | Collaboration And License Agreement [Member] | Research and Development Expense [Member] | Genevant [Member]
Subsequent Event [Line Items]
Expenses incurred in connection with agreement					$ 2.5
Subsequent Event [Member] | Collaboration And License Agreement [Member] | Product Milestone [Member] | Genevant [Member]
Subsequent Event [Line Items]
Milestone payment receivable							40.5
Subsequent Event [Member] | Collaboration And License Agreement [Member] | Commercial Milestone [Member] | Genevant [Member]
Subsequent Event [Line Items]
Milestone payment receivable							$ 57.0